Junior Subordinated Debentures	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Junior Subordinated Debentures

Note 14—Junior Subordinated Debentures

At September 30, 2017 and December 31, 2016, the Company’s junior subordinated debentures by issuance were as follows:

Name of Trust	Aggregate Principal Amount September 30, 2017	Aggregate Principal Amount December 31, 2016	Stated Maturity	Contractual Rate at September 30, 2017	Interest Rate Spread
Metropolitan Statutory Trust 1	$35,000	$35,000	March 17, 2034	4.11%	Three-month LIBOR + 2.79%
RidgeStone Capital Trust I	1,500	1,500	June 30, 2033	5.09%	Five-year LIBOR + 3.50%
Total liability, at par	36,500	36,500
Discount	(9,018)	(9,574)
Total liability, at carrying value	$27,482	$26,926

In 2004, the Company’s predecessor, Metropolitan Bank Group, Inc., issued $35.0 million floating rate junior subordinated debentures to Metropolitan Statutory Trust 1, which was formed for the issuance of trust preferred securities. The debentures bear interest at three-month London Interbank Offered Rate (“LIBOR”) plus 2.79% (4.11% and 3.78% at September 30, 2017 and December 31, 2016, respectively). Interest is payable quarterly. The Company has the right to redeem the debentures, in whole or in part, on any interest payment date on or after March 2009. Accrued interest payable was $54,000 and $50,000 as of September 30, 2017 and December 31, 2016, respectively.

As part of the Ridgestone acquisition, the Company assumed the obligations to RidgeStone Capital Trust I of $1.5 million in principal amount, which was formed for the issuance of trust preferred securities. Refer to Note 3—Acquisition of a Business for additional information. Beginning on June 30, 2008, the interest rate reset to the five-year LIBOR plus 3.50% (5.09% at September 30, 2017 and December 31, 2016), which is in effect until September 30, 2018 and updated every five years. Interest is paid on a quarterly basis. The Company has the right to redeem the debentures, in whole or in part, on any interest payment date on or after June 30, 2008. There was no accrued interest payable as of September 30, 2017 or December 31, 2016.

The Trusts are not consolidated with the Company. Accordingly, the Company reports the subordinated debentures held by the Trusts as liabilities. The Company owns all of the common securities of each trust. The junior subordinated debentures qualify, and are treated as, Tier 1 regulatory capital of the Company subject to regulatory limitations. The trust preferred securities issued by each trust rank equally with the common securities in right of payment, except that if an event of default under the indenture governing the notes has occurred and is continuing, the preferred securities will rank senior to the common securities in right of payment.

Note 15—Junior Subordinated Debentures

        At December 31, 2016 and 2015, the Company's junior subordinated debentures by issuance were as follows:

Name of Trust	Aggregate Principal Amount 2016	Aggregate Principal Amount 2015	Stated Maturity	Contractual Rate at December 31, 2016	Interest Rate Spread
Metropolitan Statutory Trust 1	$35,000	$35,000	March 17, 2034	3.78%	Three-month LIBOR + 2.79%
RidgeStone Capital Trust I	1,500	—	June 30, 2033	5.09%	Five-year LIBOR + 3.50%
Total liability, at par	36,500	35,000
Discount	(9,574)	(10,289)
Total liability, at fair value	$26,926	$24,711

        In 2004, the Company's predecessor, Metropolitan Bank Group, Inc., issued $35.0 million floating rate junior subordinated debentures to Metropolitan Statutory Trust 1, which was formed for the issuance of trust preferred securities. The debentures bear interest at three-month London Interbank Offered Rate ("LIBOR") plus 2.79% (3.78% and 3.32% at December 31, 2016 and 2015, respectively). Interest is payable quarterly. The Company has the right to redeem the debentures, in whole or in part, on any interest payment date on or after March 2009. In August 2010, the Company notified the trustee of Metropolitan Statutory Trust 1 that it would be deferring its regularly scheduled quarterly interest payments. Pursuant to the terms of the indenture governing the subordinated debentures, the Company had the right to defer interest payments for up to 20 quarters, or through the June 17, 2015 payment date. On September 17, 2015, the Company made a payment of $6.4 million, which included $6.2 million of accrued deferred interest payments and continues to make quarterly payments pursuant to the terms. Accrued interest payable was $50,000 and $49,000 as of December 31, 2016 and 2015, respectively.

        As part of the Ridgestone acquisition, the Company assumed the obligations to RidgeStone Capital Trust I of $1.5 million in principal amount, which was formed for the issuance of trust preferred securities. Refer to Note 3—Acquisition of a Business for additional information. Beginning on June 30, 2008, the interest rate reset to the five-year LIBOR plus 3.50% (5.09% at December 31, 2016), which is in effect until September 30, 2018 and updated every five years. Interest is paid on a quarterly basis. Ridgestone deferred interest payments on the subordinated debentures from 2009 through 2014. The Company has the right to redeem the debentures, in whole or in part, on any interest payment date on or after June 30, 2008. There was no accrued interest payable as of December 31, 2016.

        The Trusts are not consolidated with the Company. Accordingly, the Company reports the subordinated debentures held by the Trusts as liabilities. The Company owns all of the common securities of each trust. The junior subordinated debentures qualify, and are treated as, Tier 1 regulatory capital of the Company subject to regulatory limitations. The trust preferred securities issued by each trust rank equally with the common securities in right of payment, except that if an event of default under the indenture governing the notes has occurred and is continuing, the preferred securities will rank senior to the common securities in right of payment.